Derivative Instruments	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Derivative Financial Instruments

Note 6—Derivative Instruments

The Predecessor periodically uses derivative instruments to mitigate its exposure to a decline in commodity prices and the corresponding negative impact on cash flow available for reinvestment. While the use of these instruments limits the downside risk of adverse price changes, their use may also limit future revenues from favorable price changes. Depending on changes in oil and natural gas futures markets and the Predecessor’s view of underlying supply and demand trends, it may increase or decrease its hedging positions.

The following table summarizes the approximate volumes and average contract prices of swap and collar contracts the Predecessor had in place as of September 30, 2016:

	2016	2017
Crude Oil Swaps:
Notional volume (Bbl)	193,200	675,250
Weighted average floor price ($/Bbl)	$55.21	$50.41
Crude Oil Basis Swaps:
Notional volume (Bbl)	320,300	127,750
Weighted average floor price ($/Bbl)	$(0.45)	$(0.20)
Natural Gas Swaps:
Notional volume (MMBtu)	—	1,460,000
Weighted average floor price ($/MMBtu)	$—	$2.94

In a typical commodity swap agreement, if the agreed upon published third‑party index price (“index price”) is lower than the swap fixed price, the Predecessor receives the difference between the index price and the agreed upon swap fixed price. If the index price is higher than the swap fixed price, the Predecessor pays the difference. In addition, the Predecessor has entered into basis swap contracts in order to hedge the difference between the NYMEX index price and a local index price. When the actual differential exceeds the fixed price provided by the basis swap contract, the Predecessor receives the difference from the counterparty; when the differential is less than the fixed price provided by the basis swap contract, the Predecessor pays the difference to the counterparty.

The Predecessor’s commodity derivatives are measured at fair value and are included in the accompanying condensed consolidated balance sheets as derivative assets and liabilities. The fair value of the commodity contracts was a net asset of $0.3 million and $21.1 million as of September 30, 2016 and December 31, 2015, respectively.

The following tables below summarize the gross fair value of derivative assets and liabilities and the effect of netting on the condensed consolidated balance sheets:

	September 30, 2016
				Net Amounts
				Presented on the
				Condensed
	Balance Sheet	Gross	Netting	Consolidated
	Classification	Amounts	Adjustments	Balance Sheets
	(in thousands)
Assets
Derivative instruments	Current assets	$2,642	$(1,024)	$1,618
Derivative instruments	Noncurrent assets	277	(32)	245
Total assets		$2,919	$(1,056)	$1,863
Liabilities
Derivative instruments	Current liabilities	$1,011	$(11)	$1,000
Derivative instruments	Noncurrent Liabilities	659	(102)	557
Total liabilities		$1,670	$(113)	$1,557

	December 31, 2015
				Net Amounts
				Presented on the
				Condensed
	Balance Sheet	Gross	Netting	Consolidated
	Classification	Amounts	Adjustments	Balance Sheets
	(in thousands)
Assets
Derivative instruments	Current assets	$19,469	$(426)	$19,043
Derivative instruments	Noncurrent assets	2,071	(1)	2,070
Total assets		$21,540	$(427)	$21,113

The Predecessor’s oil and natural gas derivative instruments have not been designated as hedges for accounting purposes; therefore, all gains and losses are recognized in the Predecessor’s condensed consolidated statements of operations. The derivative instruments are recorded at fair value on the condensed consolidated balance sheets and any gains and losses are recognized in current period earnings.

The following table presents gains and losses for derivative instruments not designated as hedges for accounting purposes for the periods presented:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	(in thousands)
	2016	2015	2016	2015
Loss (gain) on derivative instruments	$(1,741)	$(13,344)	$4,184	$(12,320)

The Predecessor is exposed to financial risks associated with its derivative contracts from non‑performance by its counterparties. The Predecessor mitigates its exposure to any single counterparty by contracting with a number of financial institutions, each of which have a high credit rating and is a member of its bank credit facility. The Predecessor’s member banks do not require it to post collateral for its hedge liability positions. Because some of the member banks have discontinued hedging activities, in the future the Predecessor may hedge with counterparties outside its bank group to obtain competitive terms and to spread counterparty risk.

The Predeccessor did not incur any losses due to counterparty non-performance during the three and nine months ended September 30, 2016 or the year ended December 31, 2015.